Label	Element	Value
Independent Franchise Partners US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Independent Franchise Partners US Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or the “Fund”) seeks to achieve an attractive long-term rate of return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 21.75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.75%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Independent Franchise Partners, LLP (the “Adviser”) pursues the Fund’s investment strategy by investing in a portfolio of equity securities. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of companies deriving a significant portion of their revenue from the United States (“U.S.”); or with a primary listing on a U.S. stock exchange; or that have their principal place of business or operations in the U.S. Equity securities in which the Fund may invest include common and preferred stocks, securities convertible, or exchangeable into common stocks, warrants, rights to purchase common stocks and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). The Fund may invest up to 20% of the value of its net assets in non‑U.S. equity securities, including equity securities in emerging markets. The Fund may also invest up to 10% of its net assets in cash and cash equivalents.
It is the intention of the Adviser that the Fund’s portfolio will be limited to 20 to 40 securities.
The Fund typically will buy equity securities of franchise (“Franchise”) companies. The Adviser defines a Franchise company to be a business with a high and sustainable return on capital. This generally arises because the company possesses a unique and durable intangible asset (such as a brand, license, patent, or distribution network) that provides a relatively consistent demand for its product or service. Franchise companies tend to exhibit the following characteristics:
•	Durable intangible assets (e.g. brands, licenses, patents);
•	Domestic/international growth potential;
•	Low capital intensity;
•	High free-cash generation;
•	Financial strength: comfortable coverage of fixed charges; and
•	Capable management.
The Adviser may sell a security held by the Fund when one or more of these characteristics change or are no longer applicable to the company.
The Fund may invest in securities with a wide range of market capitalizations.
The Fund is non‑diversified, which means it may invest in a smaller number of companies than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the performance of the Fund and provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance to a primary benchmark, the S&P 500 Index, that reflects a broad-based securities market index. The Fund’s previous primary performance benchmark, the Russell 1000 Value Index, which reflects the narrower market in which the Fund invests, continues to be shown as a secondary benchmark. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Return does not reflect redemption fee and would be lower if it did. Updated performance information is available at no cost by calling 855‑223‑0437 (toll free) or 312‑557‑7902.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the performance of the Fund and provide some indication of the risks of an investment in the Fund by comparing the Fund’s performance to a primary benchmark, the S&P 500 Index, that reflects a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855‑223‑0437 (toll free) or 312‑557‑7902
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return year ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Return does not reflect redemption fee and would be lower if it did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	6/30/2020	20.13%
Worst Quarter:	3/31/2020	-16.94%
The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2023 was 7.26%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The before and after‑tax returns shown below reflect the application of the redemption fee.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on a shareholder’s tax situation and may differ from those shown. After‑tax returns are not relevant for shareholders who hold Fund shares in tax‑deferred accounts or to shares held by non‑taxable entities.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After‑tax returns on distributions and redemptions may be higher than after‑tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on a shareholder’s tax situation and may differ from those shown. After‑tax returns are not relevant for shareholders who hold Fund shares in tax‑deferred accounts or to shares held by non‑taxable entities.
The before and after‑tax returns shown below reflect the application of the redemption fee.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns on distributions and redemptions may be higher than after‑tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares.
The Fund’s primary broad-based benchmark for performance comparison purposes is the S&P 500 Index. The S&P 500 Index is a capitalization-weighted index of 500 US stocks. The benchmark is designed to measure the return of the broad domestic US economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund’s secondary performance benchmark for comparison purposes is the Russell 1000 Value (Total Return) Index (the “Index”). The Index is a total return index that reflects the market segment in which the Fund invests. The table reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund, such as investment management and administration fees, are not reflected in the Index calculations. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual return of the Index would be lower.
Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Frank Russell Company.

Independent Franchise Partners US Equity Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non‑diversified Risk.    Because the Fund is non‑diversified, it may invest a greater percentage of its assets in a smaller number of securities than a “diversified” fund. Investing in non‑diversified funds may result in greater volatility.

Independent Franchise Partners US Equity Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Independent Franchise Partners US Equity Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Independent Franchise Partners US Equity Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk.    Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID‑19), climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Independent Franchise Partners US Equity Fund | Equity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Risk.    The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate, at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value. A right carries this risk in that it may expire prior to the market value of the common stock exceeding the price fixed by the right.

Independent Franchise Partners US Equity Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk.    The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual companies will perform as anticipated.

Independent Franchise Partners US Equity Fund | Small and Medium Capitalization Companies [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small and Medium Capitalization Companies.    These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Independent Franchise Partners US Equity Fund | Foreign and Emerging Market Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign and Emerging Market Investment Risk.    Foreign investing involves risks not typically associated with US investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. The foreign securities in which the Fund may invest may be issued by issuers located in emerging markets or developing countries. Emerging markets may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investing in emerging market countries magnifies the risks inherent in foreign investing.

Independent Franchise Partners US Equity Fund | Currency Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Rate Risk. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the Fund’s holdings in foreign securities.
Independent Franchise Partners US Equity Fund | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk.    The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Independent Franchise Partners US Equity Fund | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. The market value of convertible securities fluctuates with changes in interest rates and the market value of the underlying common or preferred stock.
Independent Franchise Partners US Equity Fund | Independent Franchise Partners US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of amount redeemed))	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	0.25%
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	404
10 Years	rr_ExpenseExampleYear10	873
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 835
2014	rr_AnnualReturn2014	10.92%
2015	rr_AnnualReturn2015	7.33%
2016	rr_AnnualReturn2016	9.64%
2017	rr_AnnualReturn2017	19.93%
2018	rr_AnnualReturn2018	(7.07%)
2019	rr_AnnualReturn2019	35.16%
2020	rr_AnnualReturn2020	19.01%
2021	rr_AnnualReturn2021	17.86%
2022	rr_AnnualReturn2022	(10.75%)
2023	rr_AnnualReturn2023	20.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.94%)
1 Year	rr_AverageAnnualReturnYear01	20.67%
5 Year	rr_AverageAnnualReturnYear05	15.36%
10 Year	rr_AverageAnnualReturnYear10	11.52%
Independent Franchise Partners US Equity Fund | (after taxes on distributions) | Independent Franchise Partners US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.58%
5 Year	rr_AverageAnnualReturnYear05	12.61%
10 Year	rr_AverageAnnualReturnYear10	9.43%
Independent Franchise Partners US Equity Fund | (after taxes on distributions and redemptions) | Independent Franchise Partners US Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.81%
5 Year	rr_AverageAnnualReturnYear05	11.98%
10 Year	rr_AverageAnnualReturnYear10	9.01%
Independent Franchise Partners US Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Year	rr_AverageAnnualReturnYear05	15.69%
10 Year	rr_AverageAnnualReturnYear10	12.03%
Independent Franchise Partners US Equity Fund | Russell 1000 Value (Total Return) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Year	rr_AverageAnnualReturnYear05	10.91%
10 Year	rr_AverageAnnualReturnYear10	8.40%

[1]
The management fee is 0.80% per annum, discounted according to the total value of the assets managed by the Adviser as described in the Investment Adviser section of this Prospectus. Based on the current combined assets managed by the Adviser, the effective annual rate for the Fund is 0.60%.